INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Financial information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure of joint ventures [line items]
Cash and cash equivalents	¥ 17,853,244		¥ 9,671,477			$ 2,801,564
Other current assets	3,953,326		6,348,401			620,363
Total current assets	48,714,043		46,268,649			7,644,297
Non-current assets	143,662,854		148,772,262			22,543,838
Total current liabilities	52,180,792		62,633,005			8,188,307
Non-current liabilities	67,412,608		61,102,742			10,578,509
Non-controlling interests	15,518,810		16,855,847			2,435,240
Reconciliation to the Group's interest in the joint venture:
Carrying amount of the investment	3,350,959		3,374,553	¥ 3,385,582		525,839
Revenue	269,748,232	$ 42,329,384	185,990,577	190,215,398
Gross profit	26,478,322	4,155,027	12,316,343	10,931,403
Profit before income tax	10,178,780	1,597,273	2,189,271	1,865,604
Income tax	2,389,761	375,006	590,023	631,512
Other comprehensive income	223,019	34,997	119,632	10,850
Total comprehensive income for the year	8,012,038	1,257,264	1,718,880	1,244,942
Share of profits for the year	164,100	25,751	180,502	270,115
Dividends of equity investments at fair value through other comprehensive income	10,912	$ 1,712	82,794	97,775
Reconciliation to the Group's interest in the associate:
Carrying amount of the investment	9,636,634		9,173,410	9,512,401		$ 1,512,198
Guangxi Huayin Aluminum Co., Ltd.
Disclosure of joint ventures [line items]
Cash and cash equivalents	224,154		247,680
Other current assets	1,498,110		970,096
Total current assets	1,722,264		1,217,776
Non-current assets	5,024,444		5,361,592
Total current liabilities	1,844,884		1,522,700
Non-current liabilities	526,827		580,419
Net assets	¥ 4,374,997		¥ 4,476,249
Reconciliation to the Group's interest in the joint venture:
Proportion of the Group's ownership	33.00%	33.00%	33.00%
The Group's share of net assets of the joint venture	¥ 1,443,749		¥ 1,477,162
Carrying amount of the investment	1,443,749		1,477,162
Revenue			5,126,994	4,631,737	¥ 5,226,893
Gross profit			890,301	800,965	1,303,254
Interest income			14,465	7,388	9,781
Depreciation and amortization			553,493	531,512	525,109
Interest expenses			40,506	51,855	63,351
Profit before income tax			246,447	195,189	621,315
Income tax			44,333	21,152	79,300
Total comprehensive income for the year			202,114	174,037	542,015
Dividends of equity investments at fair value through other comprehensive income			99,000	99,000	¥ 198,000
Yunnan Aluminium
Disclosure of joint ventures [line items]
Cash and cash equivalents	1,622,638		1,186,778
Other current assets	3,762,507		4,848,942
Total current assets	5,385,145		6,035,720
Non-current assets	37,267,619		39,960,249
Total current liabilities	9,782,242		17,360,609
Non-current liabilities	7,869,719		10,658,126
Net assets	25,000,803		17,977,234
Non-controlling interests	¥ 3,286,333		¥ 2,504,346
Reconciliation to the Group's interest in the associate:
Proportion of the Group's ownership	10.10%	10.10%	10.04%
Group's share of net assets of the associate	¥ 2,193,161		¥ 1,553,478
Carrying amount of the investment	2,193,161		1,553,478
Associates
Reconciliation to the Group's interest in the joint venture:
Revenue	41,668,819		29,567,864	24,283,623
Gross profit	9,440,917		4,084,535	3,241,005
Interest income	31,058		35,345	46,865
Depreciation and amortization	1,866,030		1,571,308	1,381,066
Interest expenses	607,126		649,600	945,786
Profit before income tax	3,527,700		1,032,497	596,546
Income tax	436,429		122,384	51,340
Other comprehensive income	23,321		(36,602)	28,183
Total comprehensive income for the year	¥ 3,114,592		¥ 873,511	¥ 573,389